PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2021

Schedule of Investments I 3/31/21 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 104.8%
		COMMON STOCKS - 0.0%† of Net Assets
		Auto Components - 0.0%†
	22	Lear Corp.	$3,988
		Total Auto Components	$3,988
		Household Durables - 0.0%†
	15,463(a)	Desarrolladora Homex SAB de CV	$23
		Total Household Durables	$23
		Paper & Forest Products - 0.0%†
	1,032	Emerald Plantation Holdings, Ltd.	$41
		Total Paper & Forest Products	$41
		TOTAL COMMON STOCKS
		(Cost $8,087)	$4,052
		CONVERTIBLE PREFERRED STOCKS - 2.4% of Net Assets
		Banks - 2.4%
	106(b)	Bank of America Corp., 7.25%	$148,188
	631(b)	Wells Fargo & Co., 7.5%	894,386
		Total Banks	$1,042,574
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $998,695)	$1,042,574
	Principal Amount USD ($)
		ASSET BACKED SECURITIES - 5.4% of Net Assets
	100,000	Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	$100,316
	22,332(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	22,811
	131,045	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	138,964
	29,250	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	30,745
	37,425	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	18,544
	100,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	101,093
	100,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	102,178
	100,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	98,780
	100,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.504%, 11/25/60 (144A)	97,857
	150,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.89%, 4/25/55 (144A)	158,746
	150,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 3.893%, 2/25/55 (144A)	157,520
	100,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.099%, 4/25/56 (144A)	107,077
	125,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.848%, 7/25/56 (144A)	133,614
	150,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.821%, 10/25/56 (144A)	156,647
	150,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	159,872
	175,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.496%, 6/25/57 (144A)	178,025
	155,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	161,919
	100,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	103,810
	100,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.5%, 10/25/59 (144A)	95,812
	150,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	146,702
	100,000(d)	Towd Point Mortgage Trust, Series 2020-2, Class M1B, 3.0%, 4/25/60 (144A)	98,434
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,348,776)	$2,369,466
		COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7% of Net Assets
	85,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	$89,635
	40,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	42,188
	93,596(d)	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.0%, 5/25/59 (144A)	94,982
	100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	98,876
	100,000(d)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	102,022
	135,000(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.0%, 9/25/64 (144A)	141,603
	70,717(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.139%, 2/25/58 (144A)	73,708
	90,754(d)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP2, Class A3, 2.5%, 8/25/50 (144A)	92,211
	30,000(e)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.759% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	30,037
	50,000(e)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.759% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	50,226
	150,000(e)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.609% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	149,879
	150,000(e)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.109% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	150,494
	40,000(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 3.859% (1 Month USD LIBOR + 375 bps), 10/25/30	40,498
	72,704(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.109% (1 Month USD LIBOR + 200 bps), 3/25/31	72,385
	132,462(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.924% (1 Month USD LIBOR + 603 bps), 7/15/42	27,266
	74,272(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.444% (1 Month USD LIBOR + 655 bps), 8/15/42	15,568
	2,771	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	2,923
	54,417(e)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 6.441% (1 Month USD LIBOR + 655 bps), 8/25/41	8,220
	41,023(e)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 6.091% (1 Month USD LIBOR + 620 bps), 6/25/48	7,160
	59,212(e)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 5.941% (1 Month USD LIBOR + 605 bps), 7/25/49	11,183
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	50,100(e)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 5.941% (1 Month USD LIBOR + 605 bps), 8/25/49	$6,941
	46,301(e)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 5.941% (1 Month USD LIBOR + 605 bps), 8/25/49	7,601
	76,140	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	81,057
	30,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.609% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	29,254
	80,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.209% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	82,543
	70,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.109% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	73,677
	40,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.109% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	46,515
	100,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.517% (SOFR30A + 1,150 bps), 10/25/50 (144A)	119,007
	50,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.017% (SOFR30A + 300 bps), 12/25/50 (144A)	49,222
	50,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.667% (SOFR30A + 565 bps), 12/25/50 (144A)	48,499
	50,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.209% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	50,562
	30,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 10.109% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	33,952
	85,000(e)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.667% (SOFR30A + 265 bps), 1/25/51 (144A)	81,388
	80,000(e)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.767% (SOFR30A + 475 bps), 1/25/51 (144A)	74,657
	70,000(e)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.017% (SOFR30A + 500 bps), 8/25/33 (144A)	65,816
	150,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.359% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	152,889
	100,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.409% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	100,000
	72,392(e)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.459% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	72,517
	60,000(e)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.159% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	59,935
	100,000(e)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.017% (SOFR30A + 400 bps), 11/25/50 (144A)	102,378
	80,000(e)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.417% (SOFR30A + 740 bps), 11/25/50 (144A)	87,177
	70,000(e)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.417% (SOFR30A + 340 bps), 8/25/33 (144A)	69,300
	20,113	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	22,645
	4,855	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	4,957
	141,212(e)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 3.189% (1 Month USD LIBOR + 330 bps), 7/20/49	11,420
	261,048(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	23,368
	301,181(e)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 3.309% (1 Month USD LIBOR + 342 bps), 9/20/49	25,205
	300,344(e)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 3.239% (1 Month USD LIBOR + 335 bps), 10/20/49	27,589
	449,582(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	63,110
	642,049(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	58,236
	207,551(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	28,892
	235,779(e)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.239% (1 Month USD LIBOR + 335 bps), 1/20/50	19,304
	98,819(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class A4, 2.5%, 6/25/51 (144A)	99,534
	100,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class M1, 2.25%, 12/25/60 (144A)	95,135
	100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 2.008% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	99,887
	97,359(e)	J.P. Morgan Wealth Management, Series 2021-CL1, Class M3, 1.817% (SOFR30A + 180 bps), 3/25/51 (144A)	97,359
	18,440(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.704%, 1/25/44 (144A)	18,870
	26,709(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	27,006
	98,058(d)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B4, 4.399%, 6/25/50 (144A)	101,289
	122,454(d)	JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.5%, 6/25/51 (144A)	123,851
	97,964(d)	JP Morgan Mortgage Trust, Series 2021-1, Class A15, 2.5%, 6/25/51 (144A)	98,836
	148,302(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A3, 2.5%, 7/1/51 (144A)	150,171
	100,000	JP Morgan Mortgage Trust, Series 2021-4, Class A3, 2.5%, 8/25/51	101,547
	100,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	100,451
	77,336(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	81,400
	100,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	103,491
	70,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	73,717
	150,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	154,161
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	110,000(e)	Traingle Re, Ltd., Series 2021-1, Class M2, 4.007% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	$110,000
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,917,944)	$4,717,382
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3% of Net Assets
	40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	$44,656
	100,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	102,769
	30,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	33,473
	40,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	43,437
	99,410(e)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.456% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	95,683
	150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	163,577
	65,000(e)	CLNY Trust, Series 2019-IKPR, Class E, 2.827% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	62,401
	98,299(e)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.206% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	98,422
	25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	25,266
	100,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.12%, 8/10/50 (144A)	102,238
	100,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	89,976
	75,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	78,360
	100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.264%, 4/15/50	98,261
	25,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.563%, 11/15/48	25,196
	100,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 3.925%, 1/25/49 (144A)	108,865
	30,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)	32,751
	49,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.784%, 12/25/26 (144A)	48,271
	50,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.061%, 7/25/27 (144A)	52,748
	75,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.812%, 12/25/27 (144A)	76,697
	76,000(d)	FREMF Mortgage Trust, Series 2018-KW06, Class B, 4.225%, 6/25/28 (144A)	76,538
	25,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.081%, 10/25/31 (144A)	24,732
	75,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.38%, 2/25/52 (144A)	81,104
	87,200(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	74,923
	50,000(d)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.585%, 3/25/53 (144A)	52,718
	50,000(d)	FREMF Trust, Series 2018-KW04, Class B, 3.643%, 9/25/28 (144A)	51,089
	100,000(e)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.606% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	93,277
	100,000(e)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.106% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	85,767
	50,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.731%, 1/15/49	54,676
	50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	52,794
	100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.706% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	98,994
	100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	91,621
	50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	51,913
	100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	106,391
	15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	13,944
	100,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	107,517
	100,000(e)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.359% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	99,349
	65,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	60,051
	100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.416%, 2/25/52 (144A)	88,226
	1,000,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.326%, 3/15/51	24,292
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $2,771,819)	$2,772,963
		CONVERTIBLE CORPORATE BONDS - 0.6% of Net Assets
		Airlines - 0.3%
	78,000	Air Canada, 4.0%, 7/1/25 (144A)	$122,948
		Total Airlines	$122,948
		Biotechnology - 0.1%
	47,000	Insmed, Inc., 1.75%, 1/15/25	$52,316
		Total Biotechnology	$52,316
		Entertainment - 0.1%
	26,000(g)	DraftKings, Inc., 3/15/28 (144A)	$25,727
	15,000	IMAX Corp., 0.5%, 4/1/26 (144A)	14,832
		Total Entertainment	$40,559
		Mining - 0.1%
	35,000	Ivanhoe Mines, Ltd., 2.5%, 4/15/26 (144A)	$35,870
		Total Mining	$35,870
		Pharmaceuticals - 0.0%†
	75,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	$29,465
		Total Pharmaceuticals	$29,465
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $262,536)	$281,158
	Principal Amount USD ($)		Value
		CORPORATE BONDS - 35.0% of Net Assets
		Advertising - 0.1%
	55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	$58,162
		Total Advertising	$58,162
		Aerospace & Defense - 0.9%
	237,000	Boeing Co., 3.75%, 2/1/50	$227,624
	85,000	Boeing Co., 5.805%, 5/1/50	107,185
	45,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	52,144
		Total Aerospace & Defense	$386,953
		Airlines - 1.5%
	23,111	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$23,210
	127,787	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	139,863
	20,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	20,850
	20,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	21,316
	45,258	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	43,596
	53,711	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	53,476
	29,739	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	31,142
	46,213	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	52,583
	110,000	Gol Finance SA, 8.0%, 6/30/26 (144A)	106,700
	53,952	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	54,173
	21,000	JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	22,640
	80,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	87,600
		Total Airlines	$657,149
		Auto Manufacturers - 0.9%
	135,000	Ford Motor Co., 4.346%, 12/8/26	$142,256
	42,000	Ford Motor Co., 5.291%, 12/8/46	44,154
	152,000	General Motors Co., 6.6%, 4/1/36	197,110
		Total Auto Manufacturers	$383,520
		Auto Parts & Equipment - 0.1%
	45,000	Lear Corp., 3.5%, 5/30/30	$46,884
		Total Auto Parts & Equipment	$46,884
		Banks - 4.5%
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, 38.043% (BADLARPP + 399 bps), 12/5/22	$10,580
	210,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	229,225
	57,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	57,399
	210,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	225,086
	32,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	33,320
KZT	9,000,000	International Finance Corp., 7.5%, 2/3/23	21,132
	26,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	26,302
	73,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	75,464
	200,000(b)(d)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	204,750
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	200,000
EUR	283,675(b)(c)	Stichting AK Rabobank Certificaten, 2.188%	430,789
	200,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	219,678
	200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	235,612
		Total Banks	$1,969,337
		Beverages - 0.3%
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$122,640
		Total Beverages	$122,640
		Building Materials - 0.2%
	68,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	$68,612
	5,000	Standard Industries, Inc., 5.0%, 2/15/27 (144A)	5,212
	5,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	5,230
		Total Building Materials	$79,054
		Chemicals - 0.9%
EUR	100,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	$118,442
	35,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	33,950
	28,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	29,382
	60,000	Olin Corp., 5.0%, 2/1/30	62,849
	10,000	Olin Corp., 5.625%, 8/1/29	10,786
	50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	51,562
	45,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	45,056
	50,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	53,625
		Total Chemicals	$405,652
		Commercial Services - 0.7%
	45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$47,722
	45,000	Brink's Co., 5.5%, 7/15/25 (144A)	47,531
	35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	35,000
	38,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	42,061
	35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	37,773
	104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	108,263
		Total Commercial Services	$318,350
		Computers - 0.1%
	25,000	NCR Corp., 5.0%, 10/1/28 (144A)	$25,250
	10,000	NCR Corp., 5.25%, 10/1/30 (144A)	10,126
	Principal Amount USD ($)		Value
		Computers - (continued)
	5,000	NCR Corp., 8.125%, 4/15/25 (144A)	$5,481
		Total Computers	$40,857
		Cosmetics/Personal Care - 0.1%
	55,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$58,080
		Total Cosmetics/Personal Care	$58,080
		Diversified Financial Services - 1.3%
	70,000	Air Lease Corp., 3.125%, 12/1/30	$69,741
	95,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	101,669
	10,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	10,452
	155,702(h)	Global Aircraft Leasing Co., Ltd., 6.5%, (7.25% PIK or 6.50% cash), 9/15/24 (144A)	149,318
	30,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	29,481
	35,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	35,142
	10,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	10,375
	130,000	OneMain Finance Corp., 4.0%, 9/25/30	126,425
	40,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	39,950
		Total Diversified Financial Services	$572,553
		Electric - 2.4%
	20,000	AES Corp., 3.95%, 7/15/30 (144A)	$21,325
	226,000	Calpine Corp., 3.75%, 3/1/31 (144A)	215,401
	15,000	Calpine Corp., 4.625%, 2/1/29 (144A)	14,614
	15,000	Calpine Corp., 5.0%, 2/1/31 (144A)	14,622
	40,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	38,364
	65,000	Iberdrola International BV, 6.75%, 7/15/36	94,240
	17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	18,381
	15,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	14,644
	20,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	19,500
	200,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	217,162
	10,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	10,162
	60,000	Puget Energy, Inc., 4.1%, 6/15/30	64,979
	65,000	Southern California Edison Co., 4.875%, 3/1/49	75,105
	28,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	27,970
	17,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	17,213
	150,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	156,161
	19,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)	20,068
		Total Electric	$1,039,911
		Electrical Components & Equipment - 0.4%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$117,857
	25,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	25,781
	15,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	16,785
		Total Electrical Components & Equipment	$160,423
		Electronics - 0.1%
	25,000	Sensata Technologies BV, 4.0%, 4/15/29 (144A)	$25,450
	20,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	19,719
	15,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	14,794
		Total Electronics	$59,963
		Energy-Alternate Sources - 0.2%
	46,807	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$53,374
	19,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	19,728
		Total Energy-Alternate Sources	$73,102
		Engineering & Construction - 0.5%
	20,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$20,000
	59,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	59,091
	40,000	KBR, Inc., 4.75%, 9/30/28 (144A)	40,630
	75,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	83,272
		Total Engineering & Construction	$202,993
		Entertainment - 0.2%
	40,000	Caesars Entertainment, Inc., 6.25%, 7/1/25 (144A)	$42,552
	15,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	16,029
	15,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	16,275
	31,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	33,248
		Total Entertainment	$108,104
		Environmental Control - 0.3%
	45,000	Covanta Holding Corp., 5.0%, 9/1/30	$45,450
	56,000	Covanta Holding Corp., 6.0%, 1/1/27	58,450
	15,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	14,512
	30,000	Tervita Corp., 11.0%, 12/1/25 (144A)	34,050
		Total Environmental Control	$152,462
		Food - 1.0%
	40,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$38,066
	30,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	30,840
	50,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	54,952
	39,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	43,163
	200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	212,061
	30,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	32,151
	25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	25,188
	Principal Amount USD ($)		Value
		Food - (continued)
	7,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	$8,027
		Total Food	$444,448
		Forest Products & Paper - 0.3%
	40,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$40,300
	53,000	International Paper Co., 7.3%, 11/15/39	79,030
		Total Forest Products & Paper	$119,330
		Hand/Machine Tools - 0.1%
	44,000	Kennametal, Inc., 2.8%, 3/1/31	$43,002
		Total Hand/Machine Tools	$43,002
		Healthcare-Services - 0.5%
	76,000	HCA, Inc., 3.5%, 9/1/30	$76,877
	20,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	21,250
	10,000	ModivCare, Inc., 5.875%, 11/15/25 (144A)	10,525
	15,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	15,434
	50,000	NYU Langone Hospitals, 4.428%, 7/1/42	58,364
	13,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	14,073
	31,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	34,100
		Total Healthcare-Services	$230,623
		Home Builders - 0.1%
	9,000	KB Home, 6.875%, 6/15/27	$10,542
	19,000	Meritage Homes Corp., 6.0%, 6/1/25	21,304
		Total Home Builders	$31,846
		Home Furnishings - 0.1%
	40,000	Tempur Sealy International, Inc., 4.0%, 4/15/29 (144A)	$39,800
		Total Home Furnishings	$39,800
		Household Products/Wares - 0.0%†
	10,000	Central Garden & Pet Co., 4.125%, 10/15/30	$10,100
		Total Household Products/Wares	$10,100
		Housewares - 0.1%
	5,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$5,362
	45,000	Scotts Miracle-Gro Co., 4.0%, 4/1/31 (144A)	44,370
		Total Housewares	$49,732
		Insurance - 0.7%
	60,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$72,677
	120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	124,662
	105,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	109,898
		Total Insurance	$307,237
		Internet - 0.6%
	35,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$35,000
	121,000	Expedia Group, Inc., 3.25%, 2/15/30	121,867
	100,000	Expedia Group, Inc., 3.8%, 2/15/28	105,862
		Total Internet	$262,729
		Iron & Steel - 0.1%
	20,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$21,750
	6,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	7,029
		Total Iron & Steel	$28,779
		Leisure Time - 0.4%
	15,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$16,114
	15,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	15,201
	10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	10,187
	55,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	55,316
	5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	5,052
	94,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	92,860
		Total Leisure Time	$194,730
		Lodging - 0.7%
	15,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32 (144A)	$14,559
	40,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	39,600
	40,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	40,000
	5,000	Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (144A)	5,382
	180,000	Marriott International, Inc., 3.5%, 10/15/32	185,964
	25,000	Marriott International, Inc., 4.625%, 6/15/30	27,949
		Total Lodging	$313,454
		Media - 1.1%
	125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$129,531
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	210,070
	32,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	16,800
	15,000	Entercom Media Corp., 6.75%, 3/31/29 (144A)	15,591
	69,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	75,038
	20,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	19,250
		Total Media	$466,280
		Mining - 1.0%
	35,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$33,458
	133,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31 (144A)	135,494
	149,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	178,895
	15,000	Hudbay Minerals, Inc., 4.5%, 4/1/26 (144A)	15,590
	Principal Amount USD ($)		Value
		Mining - (continued)
	47,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	$47,602
	35,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	39,200
		Total Mining	$450,239
		Miscellaneous Manufacturers - 0.4%
	14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$14,858
	50,000	General Electric Co., 4.25%, 5/1/40	55,130
	55,000	General Electric Co., 4.35%, 5/1/50	60,820
	30,000	Hillenbrand, Inc., 3.75%, 3/1/31	29,371
		Total Miscellaneous Manufacturers	$160,179
		Multi-National - 1.0%
	200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$209,751
IDR	1,997,800,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	140,499
IDR	980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	70,749
		Total Multi-National	$420,999
		Oil & Gas - 2.0%
	275,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$342,317
	10,000	EQT Corp., 5.0%, 1/15/29	10,700
	30,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	30,450
	40,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	39,408
	5,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	5,013
	21,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	21,692
	30,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	31,425
	50,000	Murphy Oil Corp., 6.375%, 7/15/28	50,063
	90,000	Occidental Petroleum Corp., 4.4%, 4/15/46	76,275
	30,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	30,590
	42,000	Petroleos Mexicanos, 5.35%, 2/12/28	40,841
	25,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	27,123
	25,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	24,274
	30,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	30,000
	79,000	Valero Energy Corp., 6.625%, 6/15/37	102,592
	30,000	YPF SA, 6.95%, 7/21/27 (144A)	18,362
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	1,560
		Total Oil & Gas	$882,685
		Packaging & Containers - 0.5%
	100,000	Ball Corp., 2.875%, 8/15/30	$96,325
	65,000	Greif, Inc., 6.5%, 3/1/27 (144A)	68,494
	60,000	TriMas Corp., 4.125%, 4/15/29 (144A)	60,000
		Total Packaging & Containers	$224,819
		Pharmaceuticals - 0.8%
	7,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$7,766
	15,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	15,288
	45,000	Cardinal Health, Inc., 4.9%, 9/15/45	51,482
	30,908	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	35,938
	50,320	CVS Pass-Through Trust, 6.036%, 12/10/28	58,699
	16,960	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	21,923
	31,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	32,959
	142,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	135,787
		Total Pharmaceuticals	$359,842
		Pipelines - 3.2%
	60,000	Cheniere Energy Partners LP, 4.0%, 3/1/31 (144A)	$61,050
	16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	16,000
	30,000	Enable Midstream Partners LP, 4.15%, 9/15/29	31,177
	70,000	Enable Midstream Partners LP, 4.4%, 3/15/27	75,626
	122,000	Enable Midstream Partners LP, 4.95%, 5/15/28	134,418
	35,000	Energy Transfer Operating LP, 6.0%, 6/15/48	39,699
	10,000	Energy Transfer Operating LP, 6.125%, 12/15/45	11,418
	21,000	Energy Transfer Operating LP, 6.5%, 2/1/42	24,977
	15,000(b)(d)	Energy Transfer Operating LP, 6.625% (3 Month USD LIBOR + 416 bps)	13,275
	313,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	304,956
	4,000	EnLink Midstream LLC, 5.375%, 6/1/29	3,740
	9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	6,962
	135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	108,894
	34,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	28,220
	30,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	30,330
	38,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	38,511
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	133,682
	45,000(b)(d)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	36,565
	45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	44,062
	38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	40,574
	19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	21,339
	65,000	Williams Cos., Inc., 5.75%, 6/24/44	79,550
	95,000	Williams Cos., Inc., 7.5%, 1/15/31	125,643
		Total Pipelines	$1,410,668
		REITs - 2.1%
	65,000	Corporate Office Properties LP, 2.75%, 4/15/31	$62,805
	40,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	41,610
	Principal Amount USD ($)		Value
		REITs - (continued)
	45,000	Highwoods Realty LP, 4.125%, 3/15/28	$48,665
	64,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	63,270
	120,000	iStar, Inc., 4.25%, 8/1/25	120,828
	30,000	iStar, Inc., 4.75%, 10/1/24	31,212
GBP	100,000	MPT Operating Partnership LP/MPT Finance Corp., 2.5%, 3/24/26	138,400
	65,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	63,743
	86,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	90,474
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	158,906
	73,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	78,986
	30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	29,820
	8,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30 (144A)	8,070
		Total REITs	$936,789
		Retail - 0.7%
	15,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	$15,344
	15,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	15,450
	30,000	AutoNation, Inc., 4.75%, 6/1/30	34,569
	81,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	82,822
	20,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	20,509
	30,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	30,707
	105,000	QVC, Inc., 4.375%, 9/1/28	105,832
	10,000	QVC, Inc., 4.75%, 2/15/27	10,350
		Total Retail	$315,583
		Software - 0.4%
	170,000	Citrix Systems, Inc., 3.3%, 3/1/30	$174,734
		Total Software	$174,734
		Telecommunications - 1.3%
	50,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$49,531
	95,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	92,972
	55,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	56,604
	45,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	47,110
	25,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	25,536
	45,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	43,888
	11,700	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	13,010
	45,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	44,213
	30,000	Sprint Corp., 7.25%, 9/15/21	30,753
	45,000	T-Mobile USA, Inc., 2.875%, 2/15/31	43,493
	100,000	Verizon Communications, Inc., 3.55%, 3/22/51	99,557
	35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	35,569
		Total Telecommunications	$582,236
		Transportation - 0.1%
	60,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	$67,500
		Total Transportation	$67,500
		TOTAL CORPORATE BONDS
		(Cost $14,836,209)	$15,424,512
		FOREIGN GOVERNMENT BONDS - 5.0% of Net Assets
		Argentina - 0.5%
	145,500(c)	Argentine Republic Government International Bond, 0.125%, 7/9/35	$43,433
	6,500	Argentine Republic Government International Bond, 1.0%, 7/9/29	2,338
	250,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	195,003
		Total Argentina	$240,774
		Dominican Republic - 0.4%
	150,000	Dominican Republic International Bond, 4.875%, 9/23/32 (144A)	$153,000
		Total Dominican Republic	$153,000
		Egypt - 0.3%
EGP	1,754,000	Egypt Government Bond, 15.7%, 11/7/27	$116,851
		Total Egypt	$116,851
		Indonesia - 0.3%
IDR	1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$118,955
		Total Indonesia	$118,955
		Ivory Coast - 0.5%
EUR	100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$114,240
EUR	100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	123,720
		Total Ivory Coast	$237,960
		Mexico - 1.3%
MXN	5,490,000	Mexican Bonos, 8.5%, 5/31/29	$301,421
MXN	1,507,496	Mexican Udibonos, 2.0%, 6/9/22	73,426
	200,000	Mexico Government International Bond, 5.0%, 4/27/51	215,836
		Total Mexico	$590,683
		Morocco - 0.4%
	200,000	Morocco Government International Bond, 4.0%, 12/15/50 (144A)	$177,050
		Total Morocco	$177,050
		Peru - 0.0%†
	20,000	Peruvian Government International Bond, 2.783%, 1/23/31	$19,980
		Total Peru	$19,980
	Principal Amount USD ($)		Value
		Philippines - 0.6%
	200,000	Philippine Government International Bond, 5.0%, 1/13/37	$245,508
		Total Philippines	$245,508
		Qatar - 0.5%
	200,000	Qatar Government International Bond, 3.4%, 4/16/25 (144A)	$217,250
		Total Qatar	$217,250
		Uruguay - 0.2%
UYU	4,429,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$103,502
		Total Uruguay	$103,502
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $2,382,220)	$2,221,513
	Face Amount USD ($)
		INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
		Reinsurance Sidecars - 0.0%†
		Multiperil - Worldwide - 0.0%†
	40,000+(a)(i)	Lorenz Re 2018, 7/1/21	$ 428
	20,578+(a)(i)	Lorenz Re 2019, 6/30/22	967
			$ 1,395
		Total Reinsurance Sidecars	$1,395
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $15,638)	$1,395
	Principal Amount USD ($)
		MUNICIPAL BOND - 0.0%† of Net Assets
		Municipal Higher Education - 0.0%†
	10,000(j)	Trustees of Amherst College, 3.794%, 11/1/42	$10,419
		Total Municipal Higher Education	$10,419
		TOTAL MUNICIPAL BOND
		(Cost $10,000)	$10,419
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.6% of Net Assets*(e)
		Aerospace & Defense - 0.1%
	30,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$30,562
		Total Aerospace & Defense	$30,562
		Airlines - 0.0%†
	8,253	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	$8,470
		Total Airlines	$8,470
		Automobile - 0.1%
	33,356	Navistar, Inc., Tranche B Term Loan, 3.62% (LIBOR + 350 bps), 11/6/24	$33,410
		Total Automobile	$33,410
		Broadcasting & Entertainment - 0.1%
	60,776	Sinclair Television Group, Inc., Tranche B Term Loan, 2.36% (LIBOR + 225 bps), 1/3/24	$60,502
		Total Broadcasting & Entertainment	$60,502
		Computers & Electronics - 0.0%†
	12,529	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.359% (LIBOR + 425 bps), 6/26/25	$12,261
		Total Computers & Electronics	$12,261
		Finance - 0.3%
	110,000	Bank of Industry Ltd., 6.183% (LIBOR + 600 bps), 6/15/21	$108,900
		Total Finance	$108,900
		Healthcare, Education & Childcare - 0.2%
	34,713	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$32,543
	35,651	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	34,938
		Total Healthcare, Education & Childcare	$67,481
		Hotel, Gaming & Leisure - 0.2%
	70,316	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.859% (LIBOR + 175 bps), 11/19/26	$69,180
		Total Hotel, Gaming & Leisure	$69,180
		Insurance - 0.6%
	101,112	Confie Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	$99,930
	65,066	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	64,009
	96,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.203% (LIBOR + 300 bps), 5/16/24	95,509
		Total Insurance	$259,448
		Leisure & Entertainment - 0.0%†
	15,560	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$14,376
		Total Leisure & Entertainment	$14,376
	Principal Amount USD ($)		Value
		Retail - 0.0%†
	14,738	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.705% (LIBOR + 450 bps), 9/12/24	$14,581
		Total Retail	$14,581
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $681,187)	$679,171
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.8% of Net Assets
	100,000	Fannie Mae, 1.5%, 4/1/36 (TBA)	$100,422
	100,000	Fannie Mae, 1.5%, 5/1/36 (TBA)	100,264
	110,000	Fannie Mae, 2.0%, 4/1/36 (TBA)	112,857
	700,000	Fannie Mae, 2.0%, 4/1/51 (TBA)	697,936
	500,000	Fannie Mae, 2.0%, 5/1/51 (TBA)	497,607
	1,100,000	Fannie Mae, 2.5%, 5/1/51 (TBA)	1,125,631
	21,699	Fannie Mae, 3.0%, 10/1/30	23,047
	51,496	Fannie Mae, 3.0%, 5/1/43	54,474
	1,231	Fannie Mae, 3.0%, 5/1/46	1,302
	1,573	Fannie Mae, 3.0%, 10/1/46	1,676
	639	Fannie Mae, 3.0%, 1/1/47	677
	3,987	Fannie Mae, 3.0%, 7/1/49	4,230
	200,000	Fannie Mae, 3.0%, 5/1/51 (TBA)	208,355
	36,503	Fannie Mae, 3.5%, 6/1/45	39,275
	47,242	Fannie Mae, 3.5%, 9/1/45	51,590
	10,941	Fannie Mae, 3.5%, 10/1/46	11,751
	36,218	Fannie Mae, 3.5%, 1/1/47	38,582
	63,467	Fannie Mae, 3.5%, 1/1/47	68,104
	300,000	Fannie Mae, 3.5%, 4/1/51 (TBA)	316,793
	40,674	Fannie Mae, 4.0%, 10/1/40	45,332
	6,061	Fannie Mae, 4.0%, 12/1/40	6,756
	19,420	Fannie Mae, 4.0%, 11/1/43	21,455
	27,183	Fannie Mae, 4.0%, 11/1/43	30,098
	17,954	Fannie Mae, 4.0%, 4/1/47	19,573
	24,158	Fannie Mae, 4.0%, 4/1/47	26,241
	10,590	Fannie Mae, 4.0%, 6/1/47	11,566
	14,498	Fannie Mae, 4.0%, 7/1/47	15,777
	200,000	Fannie Mae, 4.0%, 5/1/51 (TBA)	214,656
	37,548	Fannie Mae, 4.5%, 11/1/40	42,107
	20,407	Fannie Mae, 4.5%, 5/1/41	23,007
	49,900	Fannie Mae, 4.5%, 6/1/44	55,959
	113,345	Fannie Mae, 4.5%, 5/1/49	124,981
	162,245	Fannie Mae, 4.5%, 4/1/50	177,956
	800,000	Fannie Mae, 4.5%, 4/1/51 (TBA)	870,875
	18,787	Fannie Mae, 5.0%, 4/1/30	20,976
	15,961	Fannie Mae, 5.0%, 1/1/39	18,531
	3,871	Fannie Mae, 5.0%, 6/1/40	4,504
	101	Fannie Mae, 6.0%, 3/1/32	120
	17,873	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	18,895
	517,662	Federal Home Loan Mortgage Corp., 3.0%, 4/1/40	539,467
	11,991	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	12,581
	34,978	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	37,526
	44,465	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	46,871
	1,610	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	1,709
	35,497	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	38,256
	39,818	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	43,396
	11,478	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	12,515
	14,759	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	16,063
	33,992	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	36,932
	164	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	190
	595	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	659
	3,582	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	4,167
	14,194	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	16,523
	7,419	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	8,711
	300,000	Government National Mortgage Association, 2.0%, 4/1/51 (TBA)	302,748
	200,000	Government National Mortgage Association, 2.5%, 4/1/51 (TBA)	206,215
	6,375	Government National Mortgage Association I, 3.5%, 10/15/42	6,820
	2,893	Government National Mortgage Association I, 4.0%, 12/15/41	3,147
	100,696	Government National Mortgage Association I, 4.0%, 4/15/42	108,418
	55,989	Government National Mortgage Association I, 4.0%, 8/15/43	65,457
	5,042	Government National Mortgage Association I, 4.0%, 3/15/44	5,586
	12,126	Government National Mortgage Association I, 4.0%, 9/15/44	13,432
	12,434	Government National Mortgage Association I, 4.0%, 4/15/45	13,607
	24,844	Government National Mortgage Association I, 4.0%, 6/15/45	27,496
	3,743	Government National Mortgage Association I, 4.5%, 9/15/33	4,208
	6,721	Government National Mortgage Association I, 4.5%, 4/15/35	7,541
	15,390	Government National Mortgage Association I, 4.5%, 1/15/40	17,469
	43,166	Government National Mortgage Association I, 4.5%, 3/15/40	48,275
	11,008	Government National Mortgage Association I, 4.5%, 9/15/40	12,438
	11,344	Government National Mortgage Association I, 4.5%, 7/15/41	12,783
	3,066	Government National Mortgage Association I, 5.0%, 4/15/35	3,572
	2,761	Government National Mortgage Association I, 5.5%, 1/15/34	3,201
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	3,832	Government National Mortgage Association I, 5.5%, 4/15/34	$4,437
	1,136	Government National Mortgage Association I, 5.5%, 7/15/34	1,317
	3,959	Government National Mortgage Association I, 5.5%, 6/15/35	4,394
	401	Government National Mortgage Association I, 6.0%, 2/15/33	481
	596	Government National Mortgage Association I, 6.0%, 3/15/33	672
	718	Government National Mortgage Association I, 6.0%, 3/15/33	862
	1,028	Government National Mortgage Association I, 6.0%, 6/15/33	1,215
	839	Government National Mortgage Association I, 6.0%, 7/15/33	953
	872	Government National Mortgage Association I, 6.0%, 7/15/33	1,017
	151	Government National Mortgage Association I, 6.0%, 9/15/33	169
	624	Government National Mortgage Association I, 6.0%, 9/15/33	701
	1,062	Government National Mortgage Association I, 6.0%, 10/15/33	1,240
	1,825	Government National Mortgage Association I, 6.0%, 8/15/34	2,049
	292	Government National Mortgage Association I, 6.5%, 3/15/29	326
	947	Government National Mortgage Association I, 6.5%, 1/15/30	1,058
	215	Government National Mortgage Association I, 6.5%, 2/15/32	253
	230	Government National Mortgage Association I, 6.5%, 3/15/32	270
	379	Government National Mortgage Association I, 6.5%, 11/15/32	449
	42	Government National Mortgage Association I, 7.0%, 3/15/31	43
	7,829	Government National Mortgage Association II, 3.5%, 4/20/45	8,495
	10,539	Government National Mortgage Association II, 3.5%, 4/20/45	11,427
	13,487	Government National Mortgage Association II, 3.5%, 3/20/46	14,772
	22,246	Government National Mortgage Association II, 4.0%, 9/20/44	24,576
	33,085	Government National Mortgage Association II, 4.0%, 10/20/46	36,147
	31,839	Government National Mortgage Association II, 4.0%, 1/20/47	34,542
	15,478	Government National Mortgage Association II, 4.0%, 2/20/48	17,131
	18,928	Government National Mortgage Association II, 4.0%, 4/20/48	20,950
	7,057	Government National Mortgage Association II, 4.5%, 9/20/41	7,914
	18,922	Government National Mortgage Association II, 4.5%, 9/20/44	20,409
	8,495	Government National Mortgage Association II, 4.5%, 10/20/44	9,524
	18,711	Government National Mortgage Association II, 4.5%, 11/20/44	20,980
	2,090	Government National Mortgage Association II, 5.5%, 3/20/34	2,443
	3,370	Government National Mortgage Association II, 6.0%, 11/20/33	3,968
	5,000,000(g)	U.S. Treasury Bills, 4/1/21	5,000,000
	2,500,000(g)	U.S. Treasury Bills, 4/13/21	2,499,996
	336,878	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	349,497
	181,392	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	224,217
	385,666	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	479,702
	975,000	U.S. Treasury Notes, 0.125%, 10/31/22	974,886
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $16,498,735)							$16,665,399
Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
3,182^(k)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	– (m)	10/23/22	$–
3,182^(l)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	– (m)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
175,000	Put EUR Call USD	Bank of America NA	EUR	2,896	EUR	1.11	6/4/21	$68
350,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR	2,272	EUR	1.15	5/17/21	865
								$933
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $5,168)							$933
	TOTAL OPTIONS PURCHASED
	(Premiums paid $5,168)							$ $933

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 104.8%
	(Cost $45,737,014)							$46,190,937
Shares				Dividend Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
	AFFILIATED ISSUER - 1.9%
	CLOSED-END FUND - 1.9% of Net Assets
97,089(n)	Pioneer ILS Interval Fund			$ –		$ –	$3,884	$828,171
	TOTAL CLOSED-END FUND
	(Cost $998,388)							$828,171
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.9%
	(Cost $998,388)							$828,171

Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(175,000)	Call EUR Put USD	Bank of America NA	EUR	2,896	EUR	1.17	6/4/21	$(2,227)
(350,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR	2,272	EUR	1.24	5/17/21	(32)
								$(2,259)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(5,168))							$(2,259)

	OTHER ASSETS AND LIABILITIES - (6.7)%							$(2,936,690)
	NET ASSETS - 100.0%							$44,080,159

Bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2021, the value of these securities amounted to $17,933,561, or 40.7% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2021.
(e)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2021.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(l)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(m)	Strike price is 1 Mexican Peso (MXN).
(n)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$9,076	$ 428
Lorenz Re 2019	7/10/2019	6,562	967
Total Restricted Securities			$ 1,395
% of Net assets			0.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	100,000	USD	(118,578)	Bank of America NA	6/25/21	$(1,104)
SEK	5,004,326	USD	(603,838)	Bank of America NA	4/29/21	(30,648)
PLN	420,000	EUR	(93,636)	Bank of New York Mellon Corp.	5/24/21	(3,612)
USD	177,545	MXN	(3,586,000)	Bank of New York Mellon Corp.	4/29/21	2,549
USD	230,847	SEK	(1,900,000)	Brown Brothers Harriman & Co.	4/29/21	13,223
EGP	795,790	USD	(49,737)	Goldman Sachs International	5/26/21	217
GHS	579,382	USD	(98,702)	Goldman Sachs International	5/28/21	(742)
CZK	2,357,000	USD	(109,946)	HSBC Bank USA NA	4/29/21	(4,054)
EUR	693,000	USD	(844,988)	HSBC Bank USA NA	4/28/21	(31,920)
INR	16,000,000	USD	(216,336)	HSBC Bank USA NA	4/30/21	1,645
NOK	1,861,465	EUR	(177,474)	HSBC Bank USA NA	4/6/21	9,384
NOK	2,930,100	USD	(340,343)	HSBC Bank USA NA	5/4/21	2,044
PEN	790,000	USD	(216,205)	HSBC Bank USA NA	5/26/21	(5,219)
SGD	299,729	USD	(225,136)	HSBC Bank USA NA	6/4/21	(2,389)
IDR	1,500,000,000	USD	(103,313)	JPMorgan Chase Bank NA	5/28/21	(473)
SEK	2,136,507	EUR	(209,674)	JPMorgan Chase Bank NA	6/2/21	(1,400)
AUD	587,765	USD	(464,685)	State Street Bank & Trust Co.	5/26/21	(17,793)
EUR	185,000	USD	(224,303)	State Street Bank & Trust Co.	4/28/21	(7,251)
EUR	60,000	USD	(71,662)	State Street Bank & Trust Co.	5/24/21	(1,226)
KRW	260,944,130	USD	(231,829)	State Street Bank & Trust Co.	6/4/21	(590)
USD	126,556	EUR	(105,000)	State Street Bank & Trust Co.	4/28/21	3,364
USD	320,461	EUR	(262,000)	State Street Bank & Trust Co.	5/24/21	12,893
USD	137,997	GBP	(100,000)	State Street Bank & Trust Co.	5/24/21	182
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(62,920)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
8	U.S. 2 Year Note (CBT)	6/30/21	$1,767,430	$1,765,813	$(1,617)
3	U.S. 10 Year Ultra	6/21/21	432,063	431,063	(1,000)
9	U.S. Ultra Bond (CBT)	6/21/21	1,718,539	1,630,969	(87,570)
			$3,918,032	$3,827,845	$(90,187)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
9	Euro-Bobl	6/8/21	$(1,425,042)	$(1,425,675)	$(633)
21	Euro-Bund	6/8/21	(4,222,705)	(4,218,061)	4,644
1	U.S. 10 Year Note (CBT)	6/21/21	(134,313)	(130,938)	3,375
5	U.S. Long Bond (CBT)	6/21/21	(807,930)	(772,969)	34,961
			$(6,589,990)	$(6,547,643)	$42,347

TOTAL FUTURES CONTRACTS			$(2,671,958)	$(2,719,798)	$(47,840)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
3,000,000	North America High Yield Series 35		Receive	5.00%	12/20/25	$(16,250)	$292,982	$276,732
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION						$(16,250)	$292,982	$276,732

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
70,000	JP Morgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/25	$4,363	$2,552	$6,915
70,000	JP Morgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(2,644)	5,776	3,132
15,000	JP Morgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(602)	1,273	671
25,000	JP Morgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(972)	2,410	1,438
45,000	JP Morgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,975)	3,988	2,013
25,000	JP Morgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,317)	2,435	1,118
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(3,147)	$18,434	$15,287

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Counterprty	Obligation Reference/Index	Pay/ Receive(2)	Coupon	Expiration Date	Unrealized Appreciation	Market Value
2,900,679	JP Morgan Chase Bank NA	China Government Bond	Receive	3.27%	11/19/30	$1,918	$447,772
TOTAL OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT - SELL PROTECTION							$447,772
TOTAL SWAP CONTRACTS							$739,791

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CNY	-	China Yuan Renminbi
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Paper & Forest Products	$–	$41	$–	$41
All Other Common Stocks	4,011	–	–	4,011
Convertible Preferred Stocks	1,042,574	–	–	1,042,574
Asset Backed Securities	–	2,369,466	–	2,369,466
Collateralized Mortgage Obligations	–	4,717,382	–	4,717,382
Commercial Mortgage-Backed Securities	–	2,772,963	–	2,772,963
Convertible Corporate Bonds	–	281,158	–	281,158
Corporate Bonds	–	15,424,512	–	15,424,512
Foreign Government Bonds	–	2,221,513	–	2,221,513
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	1,395	1,395
Municipal Bond	–	10,419	–	10,419
Senior Secured Floating Rate Loan Interests	–	679,171	–	679,171
U.S. Government and Agency Obligations	–	16,665,399	–	16,665,399
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	933	–	933
Affiliated Closed-End Fund	–	828,171	–	828,171
Total Investments in Securities	$1,046,585	$45,971,128	$1,395	$47,019,108
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(2,259)	$–	$(2,259)
Net unrealized depreciation on forward foreign currency exchange contracts	–	(62,920)	–	(62,920)
Net unrealized depreciation on futures contracts	(47,840)	–	–	(47,840)
Swap contracts, at value	–	739,791	–	739,791
Total Other Financial Instruments	$(47,840)	$674,612	$–	$626,772

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 12/31/20	$ 1,832
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(182)
Accrued discounts/premiums	--
Purchases	--
Sales	(255)
Transfers in to Level 3**	--
Transfers out of Level 3**	--
Balance as of 3/31/21	$ 1,395
** Transfers are calculated on the beginning of period values. For the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2021: $(182).

Pioneer Strategic Income VCT Portfolio | 3/31/21